Cash and Cash Equivalents and Marketable Securities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Cash and cash equivalents [abstract]
Balances in foreign currencies	R$ 19,738	R$ 24,291